Fair Value Of Financial Instruments (Schedule Of Quantitative Information Regarding Significant Unobservable Inputs And Assumptions) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	¥ 673		¥ 613		¥ 640		¥ 712		¥ 753		¥ 707
Long-term borrowings	1,745				1,925
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	15	[1]	6	[1]	14	[1]	9	[1]	22	[1]	28	[1]
Equity contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Dividend yield	0.00%				0.10%
Volatilities	1.20%				12.10%
Correlations	(0.75)				(0.95)
Equity contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Dividend yield	13.40%				13.50%
Volatilities	63.20%				65.10%
Correlations	0.95				0.94
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	(6)	[1]	(53)	[1]	(39)	[1]	(18)	[1]	16	[1]	11	[1]
Interest rate contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	54.8				53.2
Interest rates	0.60%				0.80%
Volatilities	8.40%				5.50%
Correlations	(0.56)				(0.55)
Interest rate contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	107.0				105.4
Interest rates	3.70%				4.70%
Volatilities	121.80%				121.00%
Correlations	0.99				1.00
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	(2)	[1]	0	[1]	(11)	[1]	(22)	[1]	(44)	[1]	(55)	[1]
Credit contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.141%				0.013%
Recovery rates	15.00%				5.00%
Volatilities	10.00%				10.00%
Correlations	0.22				0.11
Credit contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	12.805%				19.124%
Recovery rates	50.00%				52.00%
Volatilities	100.00%				75.00%
Correlations	1.00				1.00
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	11	[1]	7	[1]	18	[1]	17	[1]	6	[1]	2	[1]
Foreign exchange contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	2.0				2.5
Foreign exchange contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Forward FX rates	11,494.0				11,052.0
Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Volatilities	0.50%				10.00%
Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Volatilities	20.10%				18.50%
Trading liabilities [Member] | Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line items]
Long-term borrowings	(14)				(13)
Trading liabilities [Member] | Long-term borrowings [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Prepayment rates					15.00%
Trading liabilities [Member] | Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields					22.00%
Default probabilities					2.00%
Loss severities					30.00%
Volatilities	8.40%				5.50%
Correlations	(0.75)				(0.76)
Trading liabilities [Member] | Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields					67.00%
Default probabilities					6.00%
Loss severities					60.00%
Volatilities	121.80%				118.50%
Correlations	0.99				1.00
Trading assets and private equity investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	121		118		125		134		149		121
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	6.50%				6.50%
Liquidity discounts	20.00%				20.00%
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	7.50%				7.50%
Liquidity discounts	30.00%				30.00%
Trading assets and private equity investments [Member] | Equities [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line items]
PE ratios	14.7				12.2
Price/Book ratios	2.0				1.7
Liquidity discounts	30.00%				20.00%
Trading assets and private equity investments [Member] | Equities [Member] | DCM [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	5.20%				5.20%
Trading assets and private equity investments [Member] | Equities [Member] | DCM [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	6.50%				6.50%
Trading assets and private equity investments [Member] | Private equity investments [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	188		189		202		260		280		289
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Operating margins	24.00%				23.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	7.20%				6.80%
Growth rates	0.00%				0.00%
Liquidity discounts	0.00%				0.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	12.00%				12.00%
Growth rates	2.00%				2.00%
Liquidity discounts	30.00%				30.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line items]
PE ratios	11.5				12.9
Price/Embedded values	0.4				0.5
Price/Book ratios	0.5
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	4.3				4.3
Price/Book ratios					0.5
Liquidity discounts	0.00%				0.00%
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	12.4				12.6
Price/Book ratios					0.7
Liquidity discounts	30.00%				50.00%
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value					10
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads					0.10%
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	49		47		37		24		18		23
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.00%				0.60%
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	9.20%				17.00%
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	90		67		62		66		54		51
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.00%				0.40%
Recovery rates	3.50%
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	46.70%				25.60%
Recovery rates	9.00%
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	11		9		8		8		10		28
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	3.00%				3.00%
Prepayment rates	0.00%				0.00%
Default probabilities	15.00%				0.00%
Loss severities	0.00%				0.00%
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	25.00%				24.50%
Prepayment rates	10.00%				25.00%
Default probabilities	80.00%				60.00%
Loss severities	75.00%				50.00%
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	5		21		5		4		3		3
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	0.50%				1.60%
Prepayment rates	3.00%				1.00%
Default probabilities	3.00%				2.00%
Loss severities	40.00%				20.00%
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	17.10%				30.00%
Prepayment rates	7.90%				5.00%
Default probabilities	10.00%				4.00%
Loss severities	75.00%				40.00%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	77		91		91		111		118		128
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	4.00%				4.00%
Default probabilities	24.00%				24.00%
Loss severities	80.00%				80.00%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	15.00%				15.00%
Default probabilities	65.00%				65.00%
Loss severities	100.00%				100.00%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCM [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	6.70%				6.70%
Trading assets and private equity investments [Member] | Mortgage and other mortgage-backed securities [Member] | DCM [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Capitalization rates	8.80%				11.40%
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	11		19		20		19		18		34
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	0.00%				12.00%
Prepayment rates	0.00%				0.00%
Default probabilities	2.00%				1.50%
Loss severities	30.00%				30.00%
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Yields	53.70%				30.00%
Prepayment rates	15.00%				15.00%
Default probabilities	5.00%				3.00%
Loss severities	70.00%				60.00%
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	10		10		9		9		10		10
Trading assets and private equity investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.10%				0.00%
Correlations	0.50				0.50
Trading assets and private equity investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	23.00%				13.60%
Correlations	0.71				0.70
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	8		11		11		7		9		11
Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	3.00%				3.00%
Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	7.80%				15.00%
Other assets [Member] | Non-trading debt securities [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	4		4		6		7		7		0
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads	0.40%
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads					0.60%
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
Credit spreads					2.00%
Other assets [Member] | Other [Member]
Quantitative information about significant unobservable inputs [Line items]
Assets measured at fair value	¥ 81	[2],[3]	¥ 67	[2]	¥ 72	[2],[3]	¥ 78		¥ 77		¥ 25
Other assets [Member] | Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line items]
Growth rates					0.00%	[3]
Other assets [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	7.20%	[3]			6.80%	[3]
Growth rates	0.00%	[3]
Liquidity discounts	25.00%	[3]
Other assets [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
WACC	8.70%	[3]			9.30%	[3]
Growth rates	1.00%	[3]
Liquidity discounts	30.00%	[3]
Other assets [Member] | Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line items]
PE ratios					12.9	[3]
Price/Book ratios					0.5	[3]
Liquidity discounts					25.00%	[3]
Other assets [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	2.3	[3]
PE ratios	9.4	[3]
Price/Book ratios	0.4	[3]
Liquidity discounts	25.00%	[3]
Other assets [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line items]
EV/EBITDA ratios	10.5	[3]
PE ratios	24.9	[3]
Price/Book ratios	1.1	[3]
Liquidity discounts	30.00%	[3]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
[2]	Includes the impact of the refined fair value measurement of investments in unlisted equity securities.
[3]	Valuation technique(s) and unobservable inputs represent those of equity securities reported with Other assets.